Provisions - Summary of changes in reorganisation provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Opening Balance	€ 688
Closing balance	691	€ 688
Reorganisation provisions [member]
Disclosure of other provisions [line items]
Opening Balance	385	613
Additions	165	56
Releases	(16)	(49)
Utilised	(152)	(234)
Exhange rate differences	(1)	0
Closing balance	€ 381	€ 385